Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Minimum Payments Under Noncancelable Operating Leases

As of March 31, 2013, the Company’s minimum payments under the noncancelable operating leases were as follows (in thousands):

Year Ending December 31:	Operating Lease
2013 (remaining nine months)	$2,281
2014	2,460
2015	1,240

Total minimum lease payments	$5,981

As of December 31, 2012, the Company’s minimum payments under the noncancelable operating leases are as follows (in thousands):

Year Ending December 31:	Operating Lease
2013	$2,528
2014	1,949
2015	713

Total minimum lease payments	$5,190

Schedule of Future Minimum Lease Payments Including Interest Due Under Capital Lease Obligation

The following is a schedule of future minimum lease payments, including interest, due under the capital lease obligations as of March 31, 2013 (in thousands):

Year Ending December 31:	Capital Lease
2013 (remaining nine months)	$134
2014	16

Total minimum lease payments	150
Less: amount representing interest	4

Present value of minimum lease payments	146
Less: current portion	146

Capital lease liability, net of current portion	$—

The following is a schedule of future minimum lease payments due under the capital lease obligation as of December 31, 2012 (in thousands):

Year Ending December 31:	Capital Lease
2013	$225
2014	16

Total minimum lease payments	241
Less: amount representing interest	8

Present value of minimum lease payments	233
Less: current portion	217

Capital lease liability, net of current portion	$16